Income Taxes - Schedule of Components of Deferred Tax Liabilities (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Bad debt allowance	$ 603,479
Total deferred tax asset	603,479
Intangible asset acquired in acquisition	35,640	40,920
Total deferred tax liability	35,640	40,920
Net deferred tax asset (liability)	$ 567,839	$ (40,920)